Parent Company Only Condensed Financial Information (Details) - Schedule of related party balances - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Borqs HK [Member]
Amount due from (to) related parties
Amount due from (to) related parties	$ (3,260)	$ (3,286)
Borqs Beijing [Member]
Amount due from (to) related parties
Amount due from (to) related parties	6,829	7,862
Borqs USA [Member]
Amount due from (to) related parties
Amount due from (to) related parties	$ (134)